Fair Value Measurements - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 1 to Level 2		$ 48
Financial assets designated at FVTPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 1 to Level 2		$ 164
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 1 to Level 2	$ 20